JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 100.1%

Argentina - 2.6%
MercadoLibre, Inc.*	229	258,064

Brazil - 7.6%
B3 SA - Brasil Bolsa Balcao	11,978	146,405
Localiza Rent a Car SA*	7,713	75,248
Lojas Renner SA*	11,073	87,182
Magazine Luiza SA	8,799	135,547
Pagseguro Digital Ltd., Class A*(a)	4,205	160,771
Raia Drogasil SA	2,013	48,124
XP, Inc., Class A*	2,376	110,489

		763,766

China - 36.3%
Alibaba Group Holding Ltd., ADR*	2,569	644,944
Budweiser Brewing Co. APAC Ltd.(b)	57,850	209,926
China Gas Holdings Ltd.	29,783	89,578
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,485	160,510
JD.com, Inc., ADR*	2,818	179,734
Kweichow Moutai Co. Ltd., Class A	406	97,418
Meituan Dianping, Class B*(b)	9,697	239,965
Midea Group Co. Ltd., Class A	11,045	113,271
NetEase, Inc., ADR	544	249,288
New Oriental Education & Technology Group, Inc., ADR*	1,069	149,813
Ping An Bank Co. Ltd., Class A	72,223	137,720
Ping An Insurance Group Co. of China Ltd., Class H	16,328	172,275
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,384	68,742
Shenzhou International Group Holdings Ltd.	8,409	100,444
Sichuan Swellfun Co. Ltd., Class A	4,921	44,881
Sunny Optical Technology Group Co. Ltd.	6,886	129,319
Tencent Holdings Ltd.	6,771	464,444
Wuxi Biologics Cayman, Inc.*(b)	11,509	237,580
Yum China Holdings, Inc.(a)	2,589	132,642

		3,622,494

Egypt - 0.4%
Commercial International Bank Egypt SAE (Registered), GDR(b)	11,635	44,864

Hong Kong - 5.8%
AIA Group Ltd.	25,884	233,396
AIA Group Ltd.	795	7,185
Hong Kong Exchanges & Clearing Ltd.	2,524	120,152
Techtronic Industries Co. Ltd.	20,673	216,215

		576,948

Hungary - 1.4%
OTP Bank Nyrt.*	3,991	142,950

India - 17.1%
Asian Paints Ltd.	1,773	40,595
Britannia Industries Ltd.	1,686	86,036
HDFC Bank Ltd.	11,598	160,200
HDFC Bank Ltd., ADR*	3,322	155,299
HDFC Life Insurance Co. Ltd.*(b)	13,421	112,462
Hindustan Unilever Ltd.	3,738	110,277
Housing Development Finance Corp. Ltd.	9,651	229,522
IndusInd Bank Ltd.	5,379	37,413
ITC Ltd.	39,908	103,463
Kotak Mahindra Bank Ltd.*	8,811	160,575
Maruti Suzuki India Ltd.	986	82,405
Reliance Industries Ltd.	7,590	209,894
Tata Consultancy Services Ltd.	7,107	215,915

		1,704,056

Indonesia - 2.0%
Bank Central Asia Tbk. PT	53,178	113,905
Bank Rakyat Indonesia Persero Tbk. PT	401,578	87,229

		201,134

Macau - 1.0%
Sands China Ltd.	26,224	99,989

Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O*	24,159	86,531
Wal-Mart de Mexico SAB de CV	35,699	84,023

		170,554

Panama - 0.4%
Copa Holdings SA, Class A(a)	910	37,722

Peru - 0.4%
Credicorp Ltd.	326	41,496

Portugal - 1.3%
Jeronimo Martins SGPS SA	7,531	126,258

Russia - 0.7%
Sberbank of Russia PJSC	23,235	69,571
Sberbank of Russia PJSC	292	876

		70,447

South Africa - 1.5%
Bid Corp. Ltd.	4,381	72,267
Capitec Bank Holdings Ltd.	1,310	67,804
Mr Price Group Ltd.	2,040	15,090

		155,161

South Korea - 5.3%
NCSoft Corp.	204	138,826
Samsung Electronics Co. Ltd.	7,901	386,146

		524,972

Spain - 0.1%
Prosegur Cia de Seguridad SA	4,049	10,759

Taiwan - 10.1%
President Chain Store Corp.*	4,522	43,194
Sea Ltd., ADR*(a)	2,186	267,132
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,840	697,426

		1,007,752

Turkey - 1.2%
BIM Birlesik Magazalar A/S	10,764	109,895
Ford Otomotiv Sanayi A/S	1,087	12,882

		122,777

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

United States - 3.2%
EPAM Systems, Inc.*	1,105	320,478

TOTAL COMMON STOCKS (Cost $7,142,926)		10,002,641

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENT COMPANIES - 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(c)(d)(Cost $122,509)	122,401	122,499

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	36,055	36,066
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	9,108	9,108

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $45,176)		45,174

TOTAL SHORT-TERM INVESTMENTS (Cost $167,685)		167,673

Total Investments - 101.8% (Cost $7,310,611)		10,170,314
Liabilities in Excess of Other Assets - (1.8)%		(180,756)

Net Assets - 100.0%		9,989,558

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Internet & Direct Marketing Retail	13.0%
Banks	12.8
Semiconductors & Semiconductor Equipment	6.9
IT Services	6.8
Entertainment	6.4
Insurance	5.2
Food & Staples Retailing	4.8
Interactive Media & Services	4.6
Technology Hardware, Storage & Peripherals	3.8
Capital Markets	3.7
Beverages	3.5
Food Products	2.4
Life Sciences Tools & Services	2.3
Hotels, Restaurants & Leisure	2.3
Thrifts & Mortgage Finance	2.3
Multiline Retail	2.2
Machinery	2.1
Oil, Gas & Consumable Fuels	2.1
Diversified Consumer Services	1.5
Electronic Equipment, Instruments & Components	1.3
Household Durables	1.1
Household Products	1.1
Tobacco	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	4.2
Short-Term Investments	1.6

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PT	Limited liability company
SGPS	Holding company

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $43,111,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of July 31, 2020.

*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$258,064	$–	$–	$258,064
Brazil	763,766	–	–	763,766
China	1,356,421	2,266,073	–	3,622,494
Egypt	–	44,864	–	44,864
Hong Kong	–	576,948	–	576,948
Hungary	–	142,950	–	142,950
India	155,299	1,548,757	–	1,704,056
Indonesia	–	201,134	–	201,134
Macau	–	99,989	–	99,989
Mexico	170,554	–	–	170,554
Panama	37,722	–	–	37,722
Peru	41,496	–	–	41,496
Portugal	–	126,258	–	126,258
Russia	876	69,571	–	70,447
South Africa	–	155,161	–	155,161
South Korea	–	524,972	–	524,972
Spain	–	10,759	–	10,759
Taiwan	964,558	43,194	–	1,007,752
Turkey	–	122,777	–	122,777
United States	320,478	–	–	320,478
Total Common Stocks	4,069,234	5,933,407	–	10,002,641
Short-Term Investments
Investment Companies	122,499	–	–	122,499
Investment of cash collateral from securities loaned	45,174	–	–	45,174
Total Short-Term Investments	167,673	–	–	167,673
Total Investments in Securities	$4,236,907	$5,933,407	$–	$10,170,314

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$168,369	$2,143,964	$2,189,873	$66	$(27)	$122,499	122,401	$1,278	$–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	8,001	345,000	316,999	67	(3)	36,066	36,055	251	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	5,485	369,439	365,816	–	–	9,108	9,108	45	–
Total	$181,855	$2,858,403	$2,872,688	$133	$(30)	$167,673		$1,574	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.